Schedule of amortization expense (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Twelve months ending December 31, 2025	$ 153,944
Twelve months ending December 31, 2026	159,484
Twelve months ending December 31, 2027	17,962
Twelve months ending December 31, 2028	3,936
Twelve months ending December 31, 2029	1,969
Total intangible assets, net	$ 337,295